SCHEDULE OF RELATED PARTIES (Details) - USD ($)		6 Months Ended			12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Feb. 01, 2024	Nov. 01, 2023	Dec. 31, 2021	Nov. 30, 2020
Related Party Transaction [Line Items]
Amounts due to related parties		$ 800,007			$ 341,563		$ 48,812
Annual interest rate									6.50%	6.50%
Proceeds of loans from related parties					$ 412,935		117,464
Ming Chia Huang [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		Chief Executive Officer, Chairman of the Board of Directors and shareholder of the Company			Chairman and shareholder of the Company
Amounts due to related parties		$ 792,421	[1]		$ 334,028	[1],[2]	$ 48,812	[2]
Annual interest rate					3.50%		3.50%
Interest expenses of loans from related parties		7,961		$ 1,809	$ 6,980		$ 4,874
Proceeds of loans from related parties		$ 470,086		$ 163,644	369,152		117,464
Debt to equity conversion							336,022
Ming Chao Huang [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		Director and shareholder of the Company			Director and shareholder of the Company
Amounts due to related parties		$ 6,880			$ 7,044	[3]		[3]
Annual interest rate							6.50%				6.00%
Interest expenses of loans from related parties							$ 117,789
Proceeds of loans from related parties					43,783
Debt to equity conversion	[4]						1,627,729
Capital injection	[4]				573,032
Share transfer	[4]				$ 573,032
Chih Hsiang Tang [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		Independent Director and shareholder of the Company			Director and shareholder of the Company
Annual interest rate												3.50%
Debt to equity conversion	[5]						33,602
MKDWELL Tech Inc [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		Shareholder of MKD BVI			Shareholder of the Company
Amount fue from related party		$ 14,905			$ 14,674
Ming Chao Huang [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		$ 706			$ 491

[1]	The Company continuously entered into certain loan arrangements with Ming-Chia Huang and obtain loans to the Company with annual interest rate at 3.5% in 2022 and 2023. In May 2022. Ming-Chia Huang converted US$336,022 loan balance in exchange for 1,000,000 ordinary shares of MKD Taiwan, with the remaining balance due on December 2023.
[2]	The Company continuously entered into certain loan arrangements with Ming-Chia Huang and obtain loans to the Company with annual interest rate at 3.5% in 2022 and 2023. In May 2022. Ming-Chia Huang converted US$336,022 loan balance in exchange for 1,000,000 ordinary shares of MKD Taiwan, with the remaining balance due in December 2023.
[3]	For the years ended December 31, 2023, the Company entered into a loan arrangement with Ming-Chao Huang and obtain loans in the amount of US$7,044 to the Company with non-interest rate and one-year maturity which will be due in September 2024.
[4]	During the year ended December 31, 2021 and 2022, the Company continuously entered into certain loan arrangements with Ming-Chao Huang and obtain loans to the Company with annual interest rate ranging from 6% to 6.5%. In December 2022, Ming-Chao Huang converted US$1,627,729 loan balance as non-controlling interests contribution in exchange of 42% share interest of MKD Jiaxing, with the remaining balance being paid off.
[5]	In November 2020, MKD Taiwan entered into loan arrangement with Chih-Hsiang Tang and obtained loans to MKD Taiwan with annual interest rate at 3.5%. In May 2022, Chih-Hsiang Tang converted US$33,602 loan balance in exchange for 100,000 ordinary shares of MKD Taiwan, with the remaining balance being paid off.